Note 3 - Cash and Balances Due From Banks (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	20 1 8	2017

Cash on Hand and Cash Items	$9,359,924	$9,746,132
Noninterest-Bearing Deposits with Other Banks	1,016,952	13,399,004

	$10,376,876	$23,145,136